Equity - Additional Information (Details) ₨ / shares in Units, $ / shares in Units, ₨ in Billions		12 Months Ended
	Jul. 18, 2018 USD ($)	Mar. 31, 2018 USD ($) Vote $ / shares shares	Mar. 31, 2018 USD ($) Vote ₨ / shares $ / shares shares	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($) shares	Mar. 31, 2018 ₨ / shares	Oct. 07, 2017 USD ($)	Oct. 07, 2017 INR (₨)	Mar. 31, 2017 ₨ / shares shares	Mar. 31, 2017 $ / shares shares	Jun. 30, 2015 shares	Mar. 31, 2015 shares
Disclosure Of Equity [Line Items]
Par value per share | (per share)		$ 0.16	$ 0.16			₨ 5			₨ 5	$ 0.16
Bonus shares issued | shares											1,148,472,332
Treasury shares net | shares		10,801,956	10,801,956		11,323,576				11,289,514	11,289,514		5,667,200
Borrowings		$ 0	$ 0
Capital redemption reserve		$ 9,000,000	$ 9,000,000
Number of votes per equity share | Vote		1	1
Final dividend proposed | (per share)		$ 0.31	$ 20.50
Special dividend proposed | (per share)		$ 0.15	$ 10
Payment of dividends including dividend distribution tax		$ 1,156,000,000		$ 1,032,000,000	$ 1,059,000,000
Subsequent Event
Disclosure Of Equity [Line Items]
Payment of dividends including dividend distribution tax	$ 1,164,000,000
Top of Range
Disclosure Of Equity [Line Items]
Percentage of free cash flow as dividend payout		70.00%
Share Buyback Program
Disclosure Of Equity [Line Items]
Par value per share | ₨ / shares						5
Amount authorized to be paid out to shareholders							$ 2,000,000,000	₨ 130
Equity shares repurchased | shares		113,043,478	113,043,478
Percentage of equity shares repurchased		4.92%	4.92%
Per share price of stock repurchased | ₨ / shares						₨ 1,150
Stock repurchase program expiration date		Dec. 27, 2017
Capital redemption reserve		$ 9,000,000	$ 9,000,000